Income Taxes - Additional Information (Details) - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Schedule of income tax [line items]
Statutory rate of income tax			30.00%
Deferred tax assets net	$ 260,012	$ 102,473	$ 260,012	$ 102,473
Tax profit (loss)	$ (323,472)	$ 226,260	$ (621,026)	$ 17,666
Tiendas BBB
Schedule of income tax [line items]
Statutory rate of income tax			0.00%
Desarrolladora Tres B
Schedule of income tax [line items]
Statutory rate of income tax			39.00%
Tiendas Tres B
Schedule of income tax [line items]
Statutory rate of income tax			60.00%